Fair Value Measurements - Schedule of Fair Value of Liabilities Recorded under the Fair Value Option at Issuance (Details)		Mar. 31, 2026		Dec. 31, 2025
Measurement Input, Expected Term [Member] | Note Payable [Member]
Valuation Inputs:
Valuation Inputs	[1]	0.75
Measurement Input, Expected Term [Member] | CCS Note [Member]
Valuation Inputs:
Valuation Inputs	[1]	0.75
Measurement Input, Discount Rate [Member] | CCS Note [Member]
Valuation Inputs:
Valuation Inputs	[1]			11.96
Minimum [Member] | Measurement Input, Discount Rate [Member] | Note Payable [Member]
Valuation Inputs:
Valuation Inputs		11.89	[1]	11.89	[2]
Minimum [Member] | Measurement Input, Discount Rate [Member] | CCS Note [Member]
Valuation Inputs:
Valuation Inputs		11.96	[1]	16.95	[2]
Minimum [Member] | Measurement Input, Discount Rate [Member] | Loans Payable to Related Party [Member]
Valuation Inputs:
Valuation Inputs	[1]			11.89
Maximum [Member] | Measurement Input, Discount Rate [Member] | Note Payable [Member]
Valuation Inputs:
Valuation Inputs	[1]	16.95
Maximum [Member] | Measurement Input, Discount Rate [Member] | CCS Note [Member]
Valuation Inputs:
Valuation Inputs	[1]	16.95		16.95
Maximum [Member] | Measurement Input, Discount Rate [Member] | Loans Payable to Related Party [Member]
Valuation Inputs:
Valuation Inputs	[1]			17.38

[1]	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.
[2]	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.